Notes Payable	9 Months Ended
Sep. 30, 2012
Notes Payable [Abstract]
Notes Payable

Note 3 - Notes Payable

In February 2012, we received net proceeds of approximately $1.5 million by issuance of secured promissory notes and warrants to purchase up to 3,690,944 shares of our common stock. The warrants had an initial exercise price of $0.508 per share, which was subject to adjustment (including in connection with subsequent financings), and are exercisable for a period of five years beginning six months and one day following the issuance of the warrants. Through a series of amendments to the purchase agreement and the notes issued pursuant thereto, we have extended the maturity date of the notes to December 31, 2012, have reduced the exercise price of all of the warrants that we issued to the noteholders to $0.28 per share and have removed the obligation to pay to the noteholders the sums received by us from the sale of our surplus equipment. In connection with such amendments, we have issued to the secured parties additional warrants to purchase up to 3,199,848 shares of our common stock as follows: (i) in April 2012 we issued 489,033 warrants at an initial exercise price of $0.56 per share; (ii) in May 2012 we issued 425,100 warrants at an initial exercise price of $0.64 per share; (iii) in August 2012 we issued 1,250,000 warrants at an initial exercise price of $0.28 per share and adjusted the exercise price of all of the outstanding warrants issued to the noteholders to $0.28; and (iv) in October 2012 we issued 1,035,715 warrants at an initial exercise price of $0.28 per share.

The notes are secured by the assets of our company and our wholly-owned subsidiaries, Cequent Pharmaceuticals, Inc. and MDRNA Research, Inc. The security agreement that we entered into in connection with this transaction provides a security interest in, but not limited to, all of the property, equipment and fixtures, accounts, negotiable collateral, cash, and cash equivalents of our company and our wholly-owned subsidiaries, Cequent and MDRNA Research, subject to certain exceptions. The security interest created in the collateral is first priority, subject to the permitted encumbrances provided in the security agreement, and is perfected to the extent such security interest can be perfected by the filing of a financing statement and filings with the U.S. Patent and Trademark Office. The security interest created in the collateral will be removed at such time as the notes are paid in full.

As a result of amendments to the purchase agreement and the notes issued pursuant thereto, we and the holders of the notes agreed that if we, at any time prior to December 31, 2012, effect any merger or consolidation of our company whereby the holders of the issued and outstanding shares of our common stock immediately prior to the consummation of such transaction hold less than fifty percent (50%) of the issued and outstanding shares of the voting securities of the surviving corporation immediately following the consummation of such transaction, we will have fully satisfied the obligation to repay the entire unpaid principal balance under the notes and all accrued and unpaid interest thereon through the issuance to the noteholders of an aggregate number of shares of common stock calculated by converting the then total outstanding principal and interest under the notes at a value of $0.28 per share of common stock.

In connection with the issuance of the secured promissory notes and warrants, we recorded a discount on notes payable representing the fair value of the warrants issued to the secured parties, as determined utilizing the Black-Scholes-Merton valuation model. The discount on notes payable was reported net of related notes payable and amortized as interest expense over the original term of the notes. The estimated fair value of the warrants was recorded as an increase in the fair value liability for price adjustable warrants. In connection with amendments to the purchase agreement and notes payable, we issued additional warrants to the secured parties and recorded the fair value of the warrants issued as additional discount on notes payable, as determined utilizing the Black-Scholes-Merton valuation model. The additional discount on notes payable was reported net of related notes payable and amortized as interest expense over the amended term of the notes. The estimated fair value of the warrants was recorded as an increase in the fair value liability for price adjustable warrants.

The following table presents the activity in notes payable and accrued interest and related discount for the nine months ended September 30, 2012 (in thousands):

	Notes Payable and accrued interest	Discount	Notes Payable and accrued interest, net
Balance at January 1, 2012	$-	$-	$-
Issuances of notes payable and warrants	1,500	(1,651)	(151)
Issuances of warrants upon amendments	-	(910)	(910)
Accrued interest	138		138
Payments	(200)	-	(200)
Amortization of discount to interest expense	-	2,324	2,324
Balance at September 30, 2012	$1,438	$(237)	$1,201